Management of financial risks - Fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents			€ 5,855	€ 16,805
Financial liabilities
Financial debt (level 3)	€ 14,610	€ 10,239
Foreign currency option	654
Trade and other payables (level 1 and 3)	7,628	5,313
Carrying value
Financial assets
Other long-term receivables	164	91
Trade and other receivables (level 3)	2,512	1,644
Other current assets (level 3)	1,693	109
Cash and cash equivalents	135,509	92,300
Financial liabilities
Financial debt (level 3)	229	313
Foreign currency option	654
Recoverable cash advances (level 3)	8,127	7,910
Trade and other payables (level 1 and 3)	6,974	5,313
Fair value
Financial assets
Other long-term receivables	164	91
Trade and other receivables (level 3)	2,512	1,644
Other current assets (level 3)	1,693	109
Cash and cash equivalents	135,509	92,300
Financial liabilities
Financial debt (level 3)	194	250
Foreign currency option	654
Recoverable cash advances (level 3)	8,127	7,910
Trade and other payables (level 1 and 3)	€ 6,974	€ 5,313